Income Taxes - Components of Income Tax Benefit (Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income (loss) from operations before income taxes:
Domestic	$ 110.6	$ 97.1	$ 66.5
Foreign	(76.9)	54.0	30.1
Income before income taxes	33.7	151.1	96.6
Current:
Domestic	(5.3)	(2.5)	(15.6)
Foreign	(14.7)	454.3	(447.4)
Current income tax (expense) benefit	(20.0)	451.8	(463.0)
Deferred:
Domestic	0.7	(4.2)	(22.2)
Foreign	31.1	5.6	41.6
Deferred income tax benefit	31.8	1.4	19.4
Total income tax benefit (expense)	$ 11.8	$ 453.2	$ (443.6)